Revenue and expenses (Schedule of finance income and expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net interest expense on long-term debt
Net interest expense on long-term debt	$ 76,202	$ 67,663
Accretion on streaming arrangements
Additions	26,387	28,718
Variable consideration adjustments - prior periods	(96)	(940)
Accretion on streaming arrangements	26,291	27,778
Change in fair value of financial assets and liabilities at fair value through profit or loss
Gold prepayment liability	11,223	3,426
Investments	2,830	(2,484)
Change in fair value of financial assets and liabilities at fair value through profit or loss	14,053	942
Other net finance costs
Net foreign exchange loss (gain)	5,342	(5,384)
Accretion on community agreements measured at amortized cost	4,178	3,099
Accretion on environmental provisions	9,948	8,498
Accretion on Wheaton refund liability	487	879
Withholding taxes	6,035	6,092
Loss on disposal of investments	667	(3,648)
Other finance expense	10,278	7,885
Interest income	(8,146)	(2,606)
Other net finance costs	28,789	22,111
Net finance expense	$ 145,335	$ 118,494